Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2 TO FORM S-1 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Document Period End Date	Nov. 08, 2012
Entity Registrant Name	InspireMD, Inc.
Entity Central Index Key	0001433607
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes